Outstanding Indebtedness (Schedule Of Maturities Of Debt) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
Total	$ 317,783
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
2013	175,000
2014	50,000
2015	215,000
2016	99,000
Thereafter	396,000
Total	935,000
Mortgage Notes [Member]
Debt Instrument [Line Items]
2012	57,659
2013	44,295
2014	9,975
2015	48,343
2016	5,724
Thereafter	149,196
Total	315,192
Unsecured Credit Facility [Member]
Debt Instrument [Line Items]
2012
2013
2014
2015
2016
Thereafter
Total
Total Debt Securities [Member]
Debt Instrument [Line Items]
2012	57,659
2013	219,295
2014	59,975
2015	263,343
2016	104,724
Thereafter	545,196
Total	$ 1,250,192